Going Concern Disclosure	Dec. 31, 2022
Notes
Going Concern Disclosure

Note 2 - Going Concern

These consolidated financial statements have been prepared on a going concern basis, which contemplates the realization of assets and the settlement of liabilities and commitments in the normal course of business. As reflected in the accompanying consolidated financial statements, the Company had a net loss attributable to Bergio International, Inc. and cash used in operations of $2,269,691 and $1,920,719, respectively, for the year ended December 31, 2022. Additionally, the Company had an accumulated deficit of approximately $19,605,358 million and working capital deficit of $813,541 at December 31, 2022. These factors raise substantial doubt about the Company’s ability to continue as a going concern for a period of twelve months from the issuance date of this report. Management cannot provide assurance that the Company will ultimately achieve profitable operations or become cash flow positive or raise additional capital pursuant to debt or equity financings. The Company may seek to raise additional capital through additional debt and/or equity financings to fund its operations in the future; however, no assurance can be provided that the Company will be able to raise additional capital on favorable terms, or at all. If the Company is unable to raise additional capital or secure additional lending in the future to fund its business plan, the Company may need to curtail or cease its operations. As noted in Note 12, between January 2022 and April 2022, the Company received net proceeds of $1,555,000 from the sale of Series D convertible preferred stock.

The Company increased its online presence and provided for the expansion of the Company’s branded product lines. The acquired majority owned subsidiaries, Aphrodite Marketing and GearBubble Tech of which the Company owns 51%, will enhance the Company’s online presence and provide the opportunity for future growth. However, there can be no assurance that this venture will be successful or that the Company can raise the required capital to fund this operation.

These consolidated financial statements do not include any adjustments related to the recoverability and classification of recorded assets, or the amounts and classification of liabilities that might be necessary should the Company be unable to continue as a going concern.